Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other	Total
At 1 January 2023	12,343	1,721	779	5,062	1,419	21,324
Exchange adjustments	129	6	—	29	25	189
Acquisitions	5	33	2	—	—	40
New and increase in existing provisions[a]	915	228	147	2,347	718	4,355
Write-back of unused provisions[a]	(3)	(51)	(15)	(710)	(261)	(1,040)
Unwinding of discount[b]	418	55	19	—	12	504
Change in discount rate	(921)	(41)	(23)	—	(6)	(991)
Utilization	(70)	(307)	(173)	(3,703)	(491)	(4,744)
Reclassified to other payables	(444)	(29)	—	—	—	(473)
Reclassified as liabilities directly associated with assets held for sale	—	(1)	(9)	—	—	(10)
Deletions	—	—	—	—	(15)	(15)
At 31 December 2023	12,372	1,614	727	3,025	1,401	19,139
Of which – current	637	371	111	2,807	492	4,418
– non-current	11,735	1,243	616	218	909	14,721
[a]Recognized in the Group income statement, other than changes in decommissioning provisions related to owned assets.
[b]Recognized in the Group income statement.